Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Benign scenario [member] | Canada [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product		2.90%
BBB		2.00%
Unemployment rates		5.10%
Housing Price Index ("HPI")		3.70%
Benign scenario [member] | Canada [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	9.00%	2.50%
BBB	1.80%	2.10%
Unemployment rates	6.40%	5.00%
Housing Price Index ("HPI")	9.60%	3.70%
Benign scenario [member] | Canada [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	4.00%
BBB	2.00%
Unemployment rates	5.90%
Housing Price Index ("HPI")	5.40%
Benign scenario [member] | United States [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product		2.40%
BBB		1.80%
Unemployment rates		3.30%
Housing Price Index ("HPI")		4.40%
Benign scenario [member] | United States [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	7.00%	2.40%
BBB	1.60%	2.00%
Unemployment rates	5.20%	3.20%
Housing Price Index ("HPI")	4.70%	4.20%
Benign scenario [member] | United States [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	3.70%
BBB	1.80%
Unemployment rates	4.60%
Housing Price Index ("HPI")	4.20%
Base Scenario [member] | Canada [member] | 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product		1.50%
BBB		2.10%
Unemployment rates		5.70%
Housing Price Index ("HPI")		0.50%
Base Scenario [member] | Canada [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(5.50%)	1.70%
BBB	2.30%	2.30%
Unemployment rates	9.60%	5.70%
Housing Price Index ("HPI")	7.20%	2.00%
Base Scenario [member] | Canada [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	6.00%	1.60%
BBB	2.20%	2.30%
Unemployment rates	8.00%	5.90%
Housing Price Index ("HPI")	4.50%	2.50%
Base Scenario [member] | Canada [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	3.00%
BBB	2.20%
Unemployment rates	7.10%
Housing Price Index ("HPI")	2.50%
Base Scenario [member] | United States [member] | 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product		2.30%
BBB		1.90%
Unemployment rates		3.70%
Housing Price Index ("HPI")		3.40%
Base Scenario [member] | United States [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(4.50%)	1.80%
BBB	2.20%	2.30%
Unemployment rates	8.50%	3.70%
Housing Price Index ("HPI")	3.90%	3.00%
Base Scenario [member] | United States [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	4.00%	1.90%
BBB	2.00%	2.40%
Unemployment rates	6.80%	3.80%
Housing Price Index ("HPI")	1.40%	2.70%
Base Scenario [member] | United States [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	3.00%
BBB	2.10%
Unemployment rates	5.60%
Housing Price Index ("HPI")	2.70%
Adverse scenario [member] | Canada [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product		(2.30%)
BBB		4.50%
Unemployment rates		8.50%
Housing Price Index ("HPI")		(12.30%)
Adverse scenario [member] | Canada [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(2.10%)	0.50%
BBB	4.50%	4.10%
Unemployment rates	13.80%	9.00%
Housing Price Index ("HPI")	(9.10%)	(4.70%)
Adverse scenario [member] | Canada [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	0.80%
BBB	4.00%
Unemployment rates	13.90%
Housing Price Index ("HPI")	(4.60%)
Adverse scenario [member] | United States [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product		(2.00%)
BBB		4.10%
Unemployment rates		6.10%
Housing Price Index ("HPI")		(5.70%)
Adverse scenario [member] | United States [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(2.90%)	0.60%
BBB	4.40%	3.60%
Unemployment rates	12.60%	6.80%
Housing Price Index ("HPI")	(7.30%)	(2.20%)
Adverse scenario [member] | United States [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	0.80%
BBB	3.70%
Unemployment rates	12.70%
Housing Price Index ("HPI")	(2.20%)